LVIP SSGA Large Cap 100 Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.47%
Aerospace & Defense–3.39%
General Dynamics Corp.	60,299	$ 12,793,639
Northrop Grumman Corp.	31,918	15,011,674
Raytheon Technologies Corp.	142,533	11,667,751
		39,473,064
Air Freight & Logistics–1.95%
CH Robinson Worldwide, Inc.	136,385	13,135,239
FedEx Corp.	64,595	9,590,420
		22,725,659
Automobiles–1.73%
Ford Motor Co.	861,771	9,651,835
General Motors Co.	326,872	10,489,323
		20,141,158
Banks–4.83%
Citigroup, Inc.	257,084	10,712,690
Citizens Financial Group, Inc.	298,701	10,263,366
Huntington Bancshares, Inc.	958,152	12,628,444
KeyCorp	615,617	9,862,184
Regions Financial Corp.	633,498	12,714,305
		56,180,989
Biotechnology–1.30%
Gilead Sciences, Inc.	245,649	15,154,087
		15,154,087
Building Products–0.94%
Johnson Controls International PLC	221,045	10,879,835
		10,879,835
Capital Markets–1.09%
Goldman Sachs Group, Inc.	43,145	12,643,642
		12,643,642
Chemicals–2.53%
Dow, Inc.	225,381	9,900,987
Eastman Chemical Co.	131,406	9,336,396
LyondellBasell Industries NV Class A	135,598	10,207,818
		29,445,201
Communications Equipment–0.91%
Cisco Systems, Inc.	265,981	10,639,240
		10,639,240
Consumer Finance–1.62%
Ally Financial, Inc.	322,629	8,978,765
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Capital One Financial Corp.	107,564	$ 9,914,174
		18,892,939
Containers & Packaging–0.87%
International Paper Co.	321,019	10,176,302
		10,176,302
Diversified Telecommunication Services–1.75%
AT&T, Inc.	621,629	9,535,789
Verizon Communications, Inc.	284,242	10,792,669
		20,328,458
Electric Utilities–4.38%
Duke Energy Corp.	134,992	12,556,956
Edison International	216,661	12,258,679
Entergy Corp.	128,833	12,964,465
Evergy, Inc.	221,661	13,166,663
		50,946,763
Electrical Equipment–0.93%
Emerson Electric Co.	148,267	10,856,110
		10,856,110
Electronic Equipment, Instruments & Components–0.94%
Corning, Inc.	378,005	10,969,705
		10,969,705
Entertainment–0.15%
†Warner Bros Discovery, Inc.	149,552	1,719,848
		1,719,848
Equity Real Estate Investment Trusts–6.22%
Alexandria Real Estate Equities, Inc.	75,279	10,553,363
Kimco Realty Corp.	602,093	11,084,532
Realty Income Corp.	217,239	12,643,310
Ventas, Inc.	236,993	9,520,009
VICI Properties, Inc.	535,325	15,979,451
WP Carey, Inc.	180,869	12,624,656
		72,405,321
Food & Staples Retailing–0.83%
Walgreens Boots Alliance, Inc.	308,972	9,701,721
		9,701,721
Food Products–6.00%
Conagra Brands, Inc.	449,472	14,666,271
J M Smucker Co.	110,427	15,173,774
Kellogg Co.	235,131	16,379,226
Kraft Heinz Co.	375,531	12,523,959
Tyson Foods, Inc. Class A	167,925	11,071,295
		69,814,525
LVIP SSGA Large Cap 100 Fund–1

LVIP SSGA Large Cap 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–1.75%
Cooper Cos., Inc.	35,266	$ 9,306,697
Medtronic PLC	136,308	11,006,871
		20,313,568
Health Care Providers & Services–5.74%
Cigna Corp.	60,011	16,651,252
CVS Health Corp.	134,402	12,817,919
Elevance Health, Inc.	30,664	13,928,815
Laboratory Corp. of America Holdings	53,405	10,937,878
Quest Diagnostics, Inc.	102,107	12,527,508
		66,863,372
Hotels, Restaurants & Leisure–1.19%
Darden Restaurants, Inc.	109,763	13,865,262
		13,865,262
Household Durables–3.03%
DR Horton, Inc.	183,915	12,386,675
Garmin Ltd.	124,366	9,987,834
Lennar Corp. Class A	172,846	12,885,669
		35,260,178
Industrial Conglomerates–0.92%
3M Co.	97,359	10,758,170
		10,758,170
Insurance–4.95%
Allstate Corp.	104,555	13,020,234
American International Group, Inc.	229,520	10,897,610
Fidelity National Financial, Inc.	293,085	10,609,677
MetLife, Inc.	207,037	12,583,709
Prudential Financial, Inc.	122,018	10,466,704
		57,577,934
Internet & Direct Marketing Retail–0.80%
eBay, Inc.	253,849	9,344,182
		9,344,182
IT Services–4.68%
Cognizant Technology Solutions Corp. Class A	159,305	9,150,479
Fidelity National Information Services, Inc.	150,368	11,363,310
Global Payments, Inc.	107,699	11,636,877
International Business Machines Corp.	112,245	13,335,828
SS&C Technologies Holdings, Inc.	189,152	9,032,008
		54,518,502
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.92%
†Bio-Rad Laboratories, Inc. Class A	25,582	$ 10,671,276
		10,671,276
Machinery–3.98%
Caterpillar, Inc.	65,234	10,703,594
Cummins, Inc.	69,337	14,110,773
PACCAR, Inc.	163,097	13,649,588
Stanley Black & Decker, Inc.	104,647	7,870,501
		46,334,456
Media–1.40%
Comcast Corp. Class A	309,878	9,088,722
Paramount Global Class B	380,546	7,245,596
		16,334,318
Metals & Mining–0.99%
Steel Dynamics, Inc.	162,911	11,558,535
		11,558,535
Multi-Utilities–1.17%
Consolidated Edison, Inc.	158,887	13,626,149
		13,626,149
Oil, Gas & Consumable Fuels–5.12%
Chevron Corp.	87,384	12,554,459
Kinder Morgan, Inc.	792,718	13,190,828
Marathon Petroleum Corp.	178,506	17,731,001
Valero Energy Corp.	150,358	16,065,752
		59,542,040
Pharmaceuticals–4.90%
Bristol-Myers Squibb Co.	200,359	14,243,521
Merck & Co., Inc.	180,626	15,555,511
Pfizer, Inc.	275,832	12,070,409
Royalty Pharma PLC Class A	377,049	15,149,829
		57,019,270
Professional Services–1.01%
Leidos Holdings, Inc.	134,888	11,798,653
		11,798,653
Semiconductors & Semiconductor Equipment–9.36%
Analog Devices, Inc.	87,889	12,246,453
Applied Materials, Inc.	104,766	8,583,478
Intel Corp.	280,853	7,237,582
KLA Corp.	39,623	11,991,109
Lam Research Corp.	26,138	9,566,508
Micron Technology, Inc.	185,653	9,301,215
NXP Semiconductors NV	75,869	11,191,436
†Qorvo, Inc.	110,951	8,810,619
Skyworks Solutions, Inc.	104,947	8,948,831

LVIP SSGA Large Cap 100 Fund–2

LVIP SSGA Large Cap 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	118,400	$ 8,897,760
Texas Instruments, Inc.	78,750	12,188,925
		108,963,916
Software–1.13%
VMware, Inc. Class A	123,603	13,158,775
		13,158,775
Specialty Retail–1.73%
Advance Auto Parts, Inc.	67,730	10,588,908
Best Buy Co., Inc.	150,334	9,522,156
		20,111,064
Technology Hardware, Storage & Peripherals–1.68%
Hewlett Packard Enterprise Co.	852,727	10,215,669
†Western Digital Corp.	287,903	9,371,243
		19,586,912
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.66%
VF Corp.	258,317	$ 7,726,262
		7,726,262
Total Common Stock (Cost $1,230,722,586)		1,158,027,361

MONEY MARKET FUND–0.37%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	4,343,374	4,343,374
Total Money Market Fund (Cost $4,343,374)		4,343,374

TOTAL INVESTMENTS–99.84% (Cost $1,235,065,960)	1,162,370,735
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	1,890,479
NET ASSETS APPLICABLE TO 101,895,860 SHARES OUTSTANDING–100.00%	$1,164,261,214

† Non-income producing.

The following futures contracts were outstanding at September 30, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
37	E-mini S&P 500 Index	$6,662,775	$7,605,467	12/16/22	$—	$(942,692)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Large Cap 100 Fund–3

LVIP SSGA Large Cap 100 Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Large Cap 100 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Large Cap 100 Fund–4

LVIP SSGA Large Cap 100 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,158,027,361	$—	$—	$1,158,027,361
Money Market Fund	4,343,374	—	—	4,343,374
Total Investments	$1,162,370,735	$—	$—	$1,162,370,735
Derivatives:

Liabilities:
Futures Contract	$(942,692)	$—	$—	$(942,692)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Large Cap 100 Fund–5